Related Parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Parties
47.	Related Parties

(1)	Related parties of the Company as of December 31, 2025 are as follows:

Type	Related party
Parent	Republic of Korea government

Subsidiaries (169 subsidiaries)	Korea Hydro & Nuclear Power Co., Ltd., Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd., Korea Western Power Co., Ltd., Korea Southern Power Co., Ltd., Korea East-West Power Co., Ltd., KEPCO Engineering & Construction Company, Inc., KEPCO Plant Service & Engineering Co., Ltd., KEPCO Nuclear Fuel Co., Ltd., KEPCO KDN Co., Ltd., Gyeonggi Green Energy Co., Ltd., Korea Offshore Wind Power Co., Ltd., KOSEP Material Co., Ltd., KEPCO International HongKong Ltd., KEPCO International Philippines Inc., KEPCO Philippines Corporation, KEPCO Ilijan Corporation, KEPCO Gansu International Ltd., KEPCO Philippines Holdings Inc., KEPCO Neimenggu International Ltd., KEPCO Australia Pty., Ltd., KEPCO Shanxi International Ltd., KOMIPO Global Pte Ltd., KOSEP Australia Pty., Ltd., KOMIPO Australia Pty., Ltd., KOWEPO Australia Pty., Ltd., KOSPO Australia Pty., Ltd., KEPCO Netherlands B.V., KEPCO Middle East Holding Company, Qatrana Electric Power Company, KOWEPO International Corporation, KOSPO Jordan LLC, Korea Waterbury Uranium Limited Partnership, PT. Cirebon Power Service, EWP America Inc., KHNP Canada Energy Ltd., KEPCO Bylong Australia Pty., Ltd., KNF Canada Energy Limited, KEPCO Holdings de Mexico, KST Electric Power Company, S.A.P.I. de C.V., KEPCO Energy Service Company, KEPCO Netherlands S3 B.V., PT. KOMIPO Pembangkitan Jawa Bali, EWP Barbados 1 SRL, PT. Tanggamus Electric Power, KOMIPO America Inc., PT. EWP Indonesia, KEPCO Netherlands J3 B.V., Global One Pioneer B.V., Global Energy Pioneer B.V., Mira Power Limited, KEPCO KPS Philippines Corp., KOSPO Chile SpA, Gyeongju Wind Power Co., Ltd., California Power Holdings, LLC, EWP Renewable Corporation, Hee Mang Sunlight Power Co., Ltd., Fujeij Wind Power Company, KOSPO Youngnam Power Co., Ltd., Chitose Solar Power Plant LLC., KEPCO Solar Co., Ltd., KEPCO ES Co., Ltd., KOSPO Power Services Ltda., KOEN Bylong Pty., Ltd., KOWEPO Bylong Pty., Ltd., KOSPO Bylong Pty., Ltd., EWP Bylong Pty., Ltd., KOWEPO Lao International, KOMIPO Bylong Pty., Ltd., Energy New Industry Specialized Investment Private Investment Trust., KEPCO Mangilao Holdings LLC, Mangilao Investment LLC, KEPCO Mangilao Solar, LLC, Jeju Hanlim Offshore Wind Co., Ltd., PT. Siborpa Eco Power, e-New Industry LB Fund 1, Songhyun e-New Industry Fund, BSK E-New Industry Fund VII, PT. Korea Energy Indonesia, KOLAT SpA, KEPCO California, LLC, KEPCO Mojave Holdings, LLC, Incheon Fuel Cell Co., Ltd., KOEN Service Co., Ltd., KOMIPO Service Co., Ltd., KOWEPO Service Co., Ltd., KOSPO Service Co., Ltd., EWP Service Co., Ltd., PT. KOMIPO Energy Indonesia, KNF Partners Co., Ltd., KOSPO USA Inc., KOSPO Niles LLC (formerly, Nambu USA LLC), Tamra Offshore Wind Power Co., Ltd., KEPCO MCS Co., Ltd., KEPCO FMS Co., Ltd., Firstkeepers Co., Ltd., Secutec Co., Ltd., SE Green Energy Co., Ltd., Mangilao Intermediate Holdings LLC, KEPCO CSC Co., Ltd., KOAK Power Limited, KOMIPO Europe B.V., Haenanum Energy Fund, Paju Ecoenergy Co., Ltd., Guam Ukudu Power LLC, K-SOLAR SHINAN Co., Ltd., KPS Partners Co., Ltd., KEPCO E&C Service Co., Ltd., Moha solar Co., Ltd., KHNP USA LLC, KOMIPO Vanphong Power Service LLC, Ogiri Solar Power Co., Ltd., BSK E-New Industry Fund X, Energy Innovation Fund I, KHNP Chile SpA, Yeong Yang Apollon Photovoltaic Co., Ltd., Yeong Yang Corporation Co., Ltd., SolarVader Co., Ltd., Yeong Yang Innovation Co., Ltd., Yeong Yang Horus Photovoltaic Co., Ltd., Yeong Yang Solar Management Co., Ltd., LSG Hydro Power Limited, KOEN Bio Co., Ltd., KOMIPO Energy Solution America, LLC, Elara Investment Holdings, LLC, Elara Equity Holdings, LLC, Elara Class B Holdings, LLC, Elara Class B Member, LLC, Elara Development Holdings, LLC, KOMIPO Development, LLC, Elara Energy Holdings, LLC, Elara Energy Project, LLC, KOMIPO Iberian Solar Group, S.L.U., KOWEPO Europe B.V., CVS Equity Holdings, LLC, CVS Class B Holdings, LLC, CVS Development Holdings, LLC, CVS Development, LLC, CVS Class B Member, LLC, CVS Energy Holdings, LLC, Concho Valley Energy, LLC, Concho Valley Solar, LLC, Jeongam Wind Power Co., Ltd., Yeongdeok Sunrise Wind Power Co., Ltd., UI Carbon-Neutrality Fund, KA Power Limited, Western Power Changgi Solar Co., Ltd., Digital Innovation Growth Fund, EWP Australia Pty., Ltd., Columboola Solar Farm Hold Co Pty., Ltd., KEPCO Holding Company, KEPCO for Maintenance Company, KOSPO Trumbull LLC, Changjuk Wind Power Co., Ltd., KEPCO KPS South Africa Pty., Ltd., Chile Solar JV SpA, KOWEPO Holding Limited, Columboola Solar Farm Nominees Pty., Ltd., Columboola Solar Farm Op Trust, Columboola Solar Farm Fin Co Pty., Ltd., Magna Energy New Industrial Fund, EWP ESS Holdings, LLC, Fairhaven ESS LLC, KOSPO Rutile, LLC, KEPCO Yona America LLC, EWP Yona America LLC, KEPCO SADAWI – FZCO, KOMIPO Middle East Energy L.L.C-FZ, Nuclear Energy Industry Growth Fund II
Associates (107 entities) (*1)	Dongducheon Dream Power Co., Ltd., Korea Gas Corporation, Daegu Photovoltaic Co., Ltd., Haeng Bok Do Si Photovoltaic Power Co., Ltd., Korea Electric Power Industrial Development Co., Ltd., Goseong Green Power Co., Ltd., Gangneung Eco Power Co., Ltd., Shin Pyeongtaek Power Co., Ltd., Noeul Green Energy Co., Ltd., Gangwon Wind Power Co., Ltd., Gwangyang Green Energy Co., Ltd., Hyundai Green Power Co., Ltd., Korea Power Exchange, Taebaek Guinemi Wind Power Co., Ltd., Daeryun Power Co., Ltd., KNH Solar Co., Ltd., S-Power Co., Ltd., SPC Power Corporation, Gemeng International Energy Co., Ltd., PT. Cirebon Electric Power, KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd., PT Wampu Electric Power, PT. Bayan Resources TBK, Nepal Water & Energy Development Company Private Limited, Xe-Pian Xe-Namnoy Power Co., Ltd., PT. Mutiara Jawa, Jinbhuvish Power Generation Pvt. Ltd., Daejung Offshore Wind Power Co., Ltd., GS Donghae Electric Power Co., Ltd., Busan Green Energy Co., Ltd., Hansuwon KNP Co., Ltd., Korea Electric Power Corporation Fund, Energy Infra Asset Management Co., Ltd., Yaksu ESS Co., Ltd., PND Solar Co., Ltd., Hyundai Eco Energy Co., Ltd., YeongGwang Yaksu Wind Electric Co., Ltd., Green Energy Electricity Generation Co., Ltd., Korea Energy Solutions Co., Ltd., ITR Co., Ltd., STN Co., Ltd., Indeck Niles Development, LLC, Indeck Niles Asset Management, LLC, Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1, Suwon New Power Co., Ltd., Gwangbaek Solar Power Investment Co., Ltd., Godeok Clean Energy Co., Ltd., SureDataLab Co., Ltd., SEP Co., Ltd., Hankook Electric Power Information Co., Ltd., Tronix Co., Ltd., O2&B Global Co., Ltd., Muan Sunshine Solar Power Plant Co., Ltd., Bigeum Resident Photovoltaic Power Co., Ltd., Goesan Solar park Co., Ltd., Saemangeum Heemang Photovoltaic Co., Ltd., Bitgoel Eco Energy Co., Ltd., Jeju Gimnyeong Wind Power Co., Ltd., Seoroseoro Sunny Power Plant Co., Ltd., Muan Solar Park Co., Ltd., YuDang Solar Co., Ltd., Anjwa Smart Farm & Solar City Co., Ltd., KPE Green Energy Co., Ltd., G.GURU Co., Ltd., UD4M Co., Ltd., Dongbu Highway Solar Co., Ltd., Seobu Highway Solar Co., Ltd., Korea Energy Data Co., Ltd., Gangneung Sacheon Fuel Cell Co., Ltd., Taebaek Gadeoksan Wind Power Co., Ltd., Chuncheon Green Energy Co., Ltd., Yeomsubong Wind Power Co., Ltd., Yeongyang Wind Power Corporation II, Haeparang Energy Co., Ltd., Saemangeum Sebit Power Plant Co., Ltd., PlatformN. Co., Ltd., PT. Cirebon Energi Prasarana, Future Convergence Technology Laboratory. Co., Ltd., ECO Motion Co., Ltd., REC’s Innovation Co., Ltd., ACE, Co., Ltd., Environment and Energy Co., Ltd., Green Radiation Co., Ltd., Santiago Solar Power SpA, Yanggu Floating Photovoltaic Power Plant Inc., Changwon SG energy Co., Ltd., Donpyung Technology. Co., Ltd., Power Embedded, HORANG ENERGY Inc., Hoenggye Renewable Energy Co., Ltd., Haman Green Energy Co., Ltd., Songsan Green Energy Co., Ltd., SkyPic Inc., HyChangwon Fuel Cell. Co., Ltd., Dreams Co., Ltd., DEEPAI Co., Ltd., Amaala Sustainable Company for Energy, Remal First Holding Company, Naseem First Holding Company, Cheonwang Green Energy Co., Ltd., Namjeju Bitdream Energy Co., Ltd., Jeju Bukchon BES Power Co., Ltd., Commerce and Industry Energy Co., Ltd., Gunsan Green Energy Co., Ltd., KI Tech Co., Ltd., Enlight Energy Advanced Industry Venture Fund

Type	Related party
Joint ventures (122 entities) (*1)	Daegu Green Power Co., Ltd., KEPCO SPC Power Corporation, KAPES, Inc., Honam Wind Power Co., Ltd., Korea Power Engineering Service Co., Ltd., Seokmun Energy Co., Ltd., Incheon New Power Co., Ltd., Chun-cheon Energy Co., Ltd., Yeonggwangbaeksu Wind Power Co., Ltd., KW Nuclear Components Co., Ltd., Busan Shinho Solar Power Co., Ltd., Global Trade Of Power System Co., Ltd., Expressway Solar-light Power Generation Co., Ltd., Gansu Datang Yumen Wind Power Co., Ltd., Datang Chifeng Renewable Power Co., Ltd., Rabigh Electricity Company, Rabigh Operation & Maintenance Company Limited, Datang KEPCO Chaoyang Renewable Power Co., Ltd., Shuweihat Asia Power Investment B.V., Shuweihat Asia Operation & Maintenance Company, Waterbury Lake Uranium L.P., ASM-BG Investicii AD, RES Technology AD, Jamaica Public Service Company Limited, KV Holdings, Inc., Amman Asia Electric Power Company, Kelar S.A., PT. Tanjung Power Indonesia, Nghi Son 2 Power LLC, Daehan Wind Power PSC, MOMENTUM, Barakah One Company, Nawah Energy Company, Yeonggwang Wind Power Co., Ltd., Chester Solar IV SpA, Chester Solar V SpA, Diego de Almagro Solar SpA, South Jamaica Power Company Limited, Daesan Green Energy Co., Ltd., RE Holiday Holdings LLC, RE Pioneer Holdings LLC, RE Barren Ridge 1 Holdings LLC, RE Astoria 2 LandCo LLC, RE Barren Ridge LandCo LLC, Laurel SpA, KIAMCO KOWEPO Bannerton Hold Co Pty Ltd, Cheong-Song Noraesan Wind Power Co., Ltd., Chester Solar I SpA, Solar Philippines Calatagan Corporation, Saemangeum Solar Power Co., Ltd., Chungsongmeon BongSan wind power Co., Ltd., Jaeun Resident Wind Power Plant Co., Ltd., Dangjin Eco Power Co., Ltd., Haemodum Solar Co., Ltd., Yangyang Wind Power Co., Ltd., Horus Solar, S.A. de C.V., Recursos Solares PV de Mexico II, S.A. de C.V., Sunmex Renovables, S.A. de C.V., Stavro Holding II A.B., Solaseado Solar Power Co., Ltd., Yeongam Solar Power Co., Ltd., Samsu Wind Power Co., Ltd., Pulau Indah Power Plant Sdn. Bhd., NH-Amundi Global Infrastructure Investment Private Investment Trust 21, Shin-han BNPP Private Investment Trust for East-West Sunlight Dream, PT Barito Wahana Tenaga, Cheongna Energy Co., Ltd., Boim Combined Heat and Power Generation Co., Ltd., OneEnergy Asia Limited, KAS INVESTMENT I LLC, KAS INVESTMENT II LLC, Energyco Co., Ltd., CAES, LLC, Hapcheon Floating Photovoltaic Power Plant Inc., Busan Industrial Solar Power Co., Ltd., Bitsolar Energy Co., Ltd., Naepo Green Energy Co., Ltd., Pulau Indah O&M Sdn. Bhd., Guadalupe Solar SpA, Omisan Wind Power Co., Ltd., Foresight Iberian Solar Group Holding, S.L., Yeongwol Eco Wind Co., Ltd., Gurae Resident Power Co., Ltd., Cheongju Eco Park Co., Ltd., Prime Swedish Holding AB, Enel X Midland Photovoltaic, LLC, Geumsungsan Wind Power Co., Ltd., KEPCO KPS CARABAO Corp., Goheung New Energy Co., Ltd., Gunsan Land Solar Co., Ltd., International Offshore Power Transmission Holding Company Limited, Eumseong Eco Park Co., Ltd., Changwon Nu-ri Energy Co., Ltd., PungBack Wind Farm Corporation, Seobusambo highway photovoltaics Co., Ltd., Seokmun Green Energy, Pyeongchang Wind Power Co., Ltd., Trumbull Asset Management, LLC, S-Power Chile SpA, Taebaek Wind Power Co., Ltd., Yangyang Suri Wind Power Co., Ltd., KEPCO for Power Company, Kumyang Eco Park Co., Ltd., Jeongeup Green Power Co., Ltd., Hadong E-factory Co., Ltd., Namyangju Combined Heat and Power Co., Ltd., Wadi Noor Solar Power Company SAOC, Fairhaven Energy Storage LLC, Rutile BESS Holdings, LLC, Trumbull Development Partners, LLC, Samcheok Eco Materials Co., Ltd., Imha Floating Photovoltaic Power Plant Inc., Roof One Energy Co., Ltd., EDFR KOWEPO AJBAN PV HOLDING LIMITED, Taean Haetdeulwon Solar Co., Ltd., Haetbyeotgil Solar Co., Ltd., KES Yona Holdings L.L.C, Siraj AlTaqa AlNazifa, Seongseo Neulpureun Energy Co., Ltd., Luluah SKY Energy Holding Ltd., Nour Ibri Solar Power Company, Lucy Equity Holdings, LLC

Others (1 entity)	Korea Development Bank

(*1)	Subsidiaries of associates and joint ventures are included.

(2)	Transactions between the Company and its subsidiaries are eliminated during the consolidation and are not disclosed in notes.

(3)	Related party transactions for the years ended December 31, 2023, 2024 and 2025 are as follows: <Sales and Others>

			Sales and others
Company name	Transaction type		2023	2024	2025
			In millions of won
<Associates>
Korea Gas Corporation	Electricity sales	￦	140,630	149,095	332,646
Goseong Green Power Co., Ltd.	Electricity sales		842,270	612,327	632,703
Dongducheon Dream Power Co., Ltd.	Electricity sales		16,138	17,151	18,573
Saemangeum Sebit Power Plant Co., Ltd.	Electricity sales		2,313	1,693	1,555
Daejung Offshore Wind Power Co., Ltd.	Electricity sales		84	87	90
Namjeju Bitdream Energy Co., Ltd.	Rental income		—	—	35
Daegu Photovoltaic Co., Ltd.	Electricity sales		408	344	443
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Electricity sales		3	3	107
Korea Electric Power Industrial Development Co., Ltd.	Service		11,115	11,180	10,204
Gangneung Eco Power Co., Ltd.	Fuel sales		943,063	494,428	594,273
Shin Pyeongtaek Power Co., Ltd.	Electricity sales		91,830	55,610	23,344
Noeul Green Energy Co., Ltd.	Electricity sales		8,431	8,009	7,941

			Sales and others
Company name	Transaction type		2023	2024	2025
			In millions of won
<Associates>
Samcheok Eco Materials Co., Ltd.	Electricity sales	￦	615	—	—
YTN Co., Ltd.	Electricity sales		2,908	—	—
Busan Green Energy Co., Ltd.	Electricity sales		10,733	11,794	5,787
Hansuwon KNP Co., Ltd.	Dividends		—	—	13
Energy Infra Asset Management Co., Ltd.	Electricity sales		89	89	—
Gangwon Wind Power Co., Ltd.	Electricity sales		2,464	1,736	1,549
Gwangyang Green Energy Co., Ltd.	Electricity sales		1,492	1,479	2,546
Bigeum Resident Photovoltaic Power Co., Ltd.	Electricity sales		888	919	478
Yanggu Floating Photovoltaic Power Plant Inc.	Electricity sales		—	6	—
Goesan Solar Park Co., Ltd.	Electricity sales		—	—	400
Hyundai Green Power Co., Ltd.	Electricity sales and design service		6,668	6,659	6,815
Korea Power Exchange	Service		52,262	78,346	37,156
Taebaek Guinemi Wind Power Co., Ltd.	Electricity sales		—	26	30
Daeryun Power Co., Ltd.	Electricity sales		3,187	3,628	51
Commerce and Industry Energy Co., Ltd.	Rental income and others		—	—	338
GS Donghae Electric Power Co., Ltd.	Electricity sales		28,164	9,284	22,018
KNH Solar Co., Ltd.	Electricity sales		15	1,635	124
S-Power Co., Ltd.	Service		4,965	2,359	2,470
Chuncheon Green Energy Co., Ltd.	Electricity sales		82	11,010	21,446
Yeomsubong Wind Power Co., Ltd.	Electricity sales		—	—	20
Yeongyang Wind Power Corporation	Commission		150	150	150
PND Solar Co., Ltd.	Electricity sales		547	348	35
Hyundai Eco Energy Co., Ltd.	Electricity sales		1,236	833	928
YeongGwang Yaksu Wind Electric Co., Ltd.	Electricity sales		96	237	156
Taebaek Gadeoksan Wind Power Co., Ltd.	Electricity sales		3,998	2,464	3,852
Korea Energy Solutions Co., Ltd.	Electricity sales		2	2	2
ITR Co., Ltd.	Service		3	—	—
STN Co., Ltd.	Service		—	1	—
Namjeongsusang Solar Power Operation Co., Ltd	Electricity sales		31	—	—
Green Energy Electricity Generation Co., Ltd.	Electricity sales		—	—	1
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Service		405	360	553
Bitgoel Eco Energy Co., Ltd.	Electricity sales		1,581	3,377	2,206
Jeju Gimnyeong Wind Power Co., Ltd.	Electricity sales		315	458	610
Seoroseoro Sunny Power Plant Co., Ltd.	Electricity sales		2	2	2
Muan Solar park Co., Ltd.	Electricity sales		3,083	1,797	1,742
YuDang Solar Co., Ltd.	Electricity sales		100	60	—
Anjwa Smart Farm & Solar City Co., Ltd.	Electricity sales		2,479	971	973
KPE Green Energy Co., Ltd.	Electricity sales		163	226	290
Saemangeum Heemang Photovoltaic Co., Ltd.	Electricity sales		3,538	2,232	1,288
UD4M Co., Ltd.	Electricity sales		3	8	4

			Sales and others
Company name	Transaction type		2023	2024	2025
			In millions of won
<Associates>
Dongbu Highway Solar Co., Ltd.	Electricity sales	￦	11	11	11
Seobu Highway Solar Co., Ltd.	Electricity sales		12	13	12
Songsan Green Energy Co., Ltd.	Interest income/Dividends income		—	174	320
DEEPAI Co.,Ltd.	Others		—	—	1
KI Tech Co., Ltd.	R & D		—	—	247
Jeju Bukchon BESS Power Plant Co., Ltd.	Power generation		—	—	1,161
Gwangbaek Solar Power Investment Co., Ltd.	Electricity sales		644	523	307
Go deok Clean Energy Co., Ltd.	Electricity sales		4,685	11,376	3,120
Changwon SG Energy Co., Ltd.			—	9	11
Suwon New Power Co., Ltd.	Electricity sales		91	(102)	15
Donpyung Technology. Co., Ltd.	Others		—	—	1
Hankook Electric Power Information Co., Ltd.	Others		—	—	45
HyChangwon Fuel Cell. Co., Ltd.	Others		—	—	478
SureDataLab Co., Ltd.	Electricity sales		1	—	—
PlatformN. Co., Ltd.	Others		16	—	—
HORANG ENERGY Inc.	REC sales		—	—	130
Muan Sunshine Solar Power Plant Co., Ltd.	Electricity sales		403	630	584
Hoenggye Renewable Energy Co., Ltd.	Others		—	—	11
Gangneung Sacheon Fuel Cell Co., Ltd.	Electricity sales		133	8,343	12,814
15 Associates (Overseas)	Electricity sales		386,191	243,651	201,938

<Joint ventures>
Daegu Green Power Co., Ltd.	Electricity sales		1,694	2,385	2,483
Seobusambo highway photovoltaics Co., Ltd.	Electricity sales		16	20	22
Yangyang Suri Wind Power Co., Ltd.	Electricity sales		169	202	201
KAPES, Inc.	Commission		1,604	1,531	2,237
Honam Wind Power Co., Ltd.	Electricity sales		610	529	487
Korea Power Engineering Service Co., Ltd.	Service		159	777	358
Seokmun Energy Co., Ltd.	Service		1,792	1,774	1,897
Incheon New Power Co., Ltd.	Construction revenue		458	26	16
Naepo Green Energy Co., Ltd	Electricity sales		3,462	3,972	17,270
Chun-cheon Energy Co., Ltd.	Electricity sales		2,976	968	3,152
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales		1,962	2,031	2,031
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Service		1,568	—	—
Samcheok Eco Materials Co., Ltd.	Electricity sales		—	—	248
Cheongna Energy Co., Ltd.	Others		32,835	38,349	38,724
Namyangju Combined Heat and Power Co., Ltd.	Service		—	2,493	4,245
Yeonggwang Wind Power Co., Ltd.	Electricity sales		3,607	943	977
Seungmun Green Energy	Electricity sales		—	79	62
KW Nuclear Components Co., Ltd.	Service		1,612	1,645	1,587
Boim Combined Heat and Power Generation Co., Ltd.	Service		2,110	2,073	3,497

			Sales and others
Company name	Transaction type		2023	2024	2025
			In millions of won

<Joint ventures>
Taebaek Wind Power Co., Ltd. (*4)	Others	￦	2,864	41	2,436
Roof One Energy Co., Ltd.	Others		—	—	1
Pyeongchang Wind Power Co., Ltd.	Electricity sales		2,087	771	52
Busan Shinho Solar Power Co., Ltd.	Electricity sales		1,205	699	1,284
Expressway Solar-light Power Generation Co., Ltd.	Electricity sales		43	—	650
Goheung New Energy Co., Ltd.	Electricity sales		3,214	3,106	233
Gunsan Land Solar Co., Ltd.	Electricity sales		809	944	3,905
Daesan Green Energy Co., Ltd.	Electricity sales		760	426	674
Cheong-Song Noraesan Wind Power Co., Ltd.	Electricity sales		901	38	726
Chungsongmeon BongSan wind power Co., Ltd.	Electricity sales		1	1	45
Saemangeum Solar Power Co., Ltd.	Service		—	—	39
Dangjin Eco Power Co., Ltd.	Electricity sales		40	42	42
Yangyang Wind Power Co., Ltd.	Electricity sales		13	238	111
Energyco Co., Ltd.	Electricity sales		457	161	55
Hapcheon Floating Photovoltaic Power Plant Inc.	Electricity sales		88	905	178
Busan Industrial Solar Power Co., Ltd.	Electricity sales		22	23	22
Bitsolar Energy Co., Ltd.	Electricity sales		357	464	460
Omisan Wind Power Co., Ltd.	Electricity sales		26	279	527
Changwon Nu-ri Energy Co., Ltd.	Service		—	171	366
Jeonju Bio Green Energy Co., Ltd.	Service		—	170	12
Haemodum Solar Co., Ltd.	Electricity sales		431	39	275
Yeongam Solar Power Co., Ltd.	Electricity sales		1,131	545	506
Samsu Wind Power Co., Ltd	Electricity sales		514	301	122
Solaseado Solar Power Co., Ltd.	Electricity sales		1,876	1,870	1,855
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream	Dividends income		—	87	905
Yeongwol Eco Wind Co., Ltd.	Electricity sales		102	—	210
Gurae Resident Power Co., Ltd.	Electricity sales		8	—	14
Cheongju Eco Park Co., Ltd.	Electricity sales		6,397	316	1,013
Enel X Midland Photovoltaic, LLC	Electricity sales		11	11	12
Geumsungsan Wind Power Co., Ltd.	Electricity sales		68	58	57
Eumseong Eco Park Co., Ltd.	Electricity sales		19	19	20
Taean Haetdeulwon Solar Power Co., Ltd.	Electricity sales and others		—	—	73
41 Joint ventures (Overseas)	Others		747,301	518,941	346,183

<Others>
Korea Development Bank	Electricity sales		5,467	4,368	5,622
	Interest income		5,930	10,324	4,704

<Purchase and Others>

			Purchase and others
Company name	Transaction type		2023	2024	2025
			In millions of won
<Associates>
Korea Gas Corporation	Electricity sales	￦	8,873,781	6,623,974	4,959,219
Goseong Green Power Co., Ltd.	Electricity sales		1,572,074	1,301,710	1,298,250
Dongducheon Dream Power Co., Ltd.	Electricity sales		1,744,247	1,360,837	1,123,263
Saemangeum Sebit Power Plant Co., Ltd.	Electricity sales		22,365	19,753	19,821
Haman Green Energy Co., Ltd.	REC Purchase		—	—	14,237
Cheonwang Green Energy Co., Ltd.	Others		—	—	652
Daegu Photovoltaic Co., Ltd.	Electricity sales		4,247	3,815	2,762
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Electricity sales		408	427	419
Korea Electric Power Industrial Development Co., Ltd.	Service		305,105	317,114	338,796
Gangneung Eco Power Co., Ltd.	Others		6,996	1,134	122
Shin Pyeongtaek Power Co., Ltd.	Electricity sales		1,040,965	843,056	709,267
Noeul Green Energy Co., Ltd.	Electricity sales		10,466	20,833	24,177
Samcheok Eco Materials Co., Ltd.	Electricity sales		8,130	—	—
YTN Co., Ltd.	Electricity sales		309	—	—
Busan Green Energy Co., Ltd.	Electricity sales		23,211	28,272	26,552
Energy Infra Asset Management Co., Ltd.	Service		2,701	2,631	2,546
Yaksu ESS Co., Ltd.	Electricity sales		508	749	716
Gangwon Wind Power Co., Ltd.	Electricity sales		32,525	23,400	27,005
Bigeum Resident Photovoltaic Power Co., Ltd.	Others		—	285	4,880
Yanggu Floating Photovoltaic Power Plant Inc.	Electricity sales		—	562	692
Goesan Solar park Co., Ltd.	Electricity sales		6,530	6,143	6,120
Korea Power Exchange	Service		82,572	90,549	104,365
Taebaek Guinemi Wind Power Co., Ltd.	Electricity sales		5,529	5,155	7,003
Daeryun Power Co., Ltd.	Electricity sales		353,371	282,968	262,924
Commerce and Industry Energy Co., Ltd.	Others		—	—	6,071
GS Donghae Electric Power Co., Ltd.	Electricity sales		1,047,584	519,119	530,717
KNH Solar Co., Ltd.	Electricity sales		3,535	2,671	1,123
S-Power Co., Ltd.	Service		973,646	693,948	622,968
Chuncheon Green Energy Co., Ltd.	Electricity sales		—	39,333	62,637
Yeomsubong Wind Power Co., Ltd.	Electricity sales		—	—	8,358
Yeongyang Wind Power Corporation	Commission		1,457	17,898	19,954
Haeparang Energy Co., Ltd.	Electricity sales		—	—	7,051
PND Solar Co., Ltd.	Electricity sales		5,301	5,231	5,392
Hyundai Eco Energy Co., Ltd.	Electricity sales		26,266	26,253	27,475
YeongGwang Yaksu Wind Electric Co., Ltd.	Electricity sales		6,776	7,415	9,168
Taebaek Gadeoksan Wind Power Co., Ltd.	Electricity sales		34,940	32,549	34,039
Korea Energy Solutions Co., Ltd.	Electricity sales		128	132	132
ITR Co., Ltd.	Others		—	—	5
STN Co., Ltd.	Others		10	8	—
Green Energy Electricity Generation Co., Ltd.	Electricity sales		948	1,966	5,171
Bitgoel Eco Energy Co., Ltd.	Service and others		28,334	32,413	24,457
Jeju Gimnyeong Wind Power Co., Ltd.	Electricity sales		8,635	10,161	10,630
Seoroseoro Sunny Power Plant Co., Ltd.	REC and others		874	991	1,050
Muan Solar Park Co., Ltd.	REC and others		16,554	17,825	19,145

			Purchase and others
Company name	Transaction type		2023	2024	2025
			In millions of won
<Associates>
YuDang Solar Co., Ltd.	REC and others	￦	1,860	2,020	2,186
Anjwa Smart Farm & Solar City Co., Ltd.	Electricity sales		17,332	19,494	21,490
KPE Green Energy Co., Ltd.	Others		62,212	41,197	36,047
Saemangeum Heemang Photovoltaic Co., Ltd.	Electricity sales		440	2,745	4,655
G.GURU Co., Ltd.	Electricity sales		—	—	115
UD4M Co., Ltd.	Electricity sales		117	—	—
Dongbu Highway Solar Co., Ltd.	Electricity sales		2,937	2,951	3,931
Seobu Highway Solar Co., Ltd.	Electricity sales		2,880	2,899	2,879
REC’s Innovation Co., Ltd.	Interest income/ Dividends income		6	23	12
Dreams Co.,Ltd.	Others		—	30	33
DEEPAI Co.,Ltd.	Others		—	30	30
KI Tech Co., Ltd.	R & D		—	—	247
Green Radiation Co., Ltd.	Ordinary development expense		11	45	85
Gwangbaek Solar Power Investment Co., Ltd.	Electricity sales		565	499	590
Go deok Clean Energy Co., Ltd.	Electricity sales		11,545	35,055	28,814
Changwon SG Energy Co., Ltd.	Electricity sales		—	1,080	1,657
SureDataLab Co., Ltd.	Others		—	72	—
HORANG ENERGY Inc.	Others		—	—	12,984
Muan Sunshine Solar Power Plant Co., Ltd.	Electricity sales		16,328	15,697	15,223
Gangneung Sacheon Fuel Cell Co., Ltd.	Electricity sales		1,324	32,689	41,821
PlatformN. Co., Ltd.	Others		—	237	—
15 Associates (Overseas)	Electricity sales		91,233	98,753	113,947

<Joint ventures>
Daegu Green Power Co., Ltd.	Electricity sales		370,787	328,485	246,605
Seobusambo highway photovoltaics Co., Ltd.	Electricity sales		502	825	1,045
Haetbyeotgil Sunlight Co., Ltd.	Others		—	—	704
KAPES, Inc.	Commission		19,112	23,924	198,464
Honam Wind Power Co., Ltd.	Electricity sales		8,643	7,148	6,617
Korea Power Engineering Service Co., Ltd.	Service		812	551	—
Seokmun Energy Co., Ltd.	Service		60,009	51,924	46,553
Chun-cheon Energy Co., Ltd.	Electricity sales		585,656	430,697	363,960
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales		17,228	12,294	13,503
Samcheok Eco Materials Co., Ltd. (*1)	Electricity sales		—	3,282	6,117
Cheongna Energy Co., Ltd.	Service		60	60	62
Yeonggwang Wind Power Co., Ltd.	Electricity sales		40,605	31,712	30,501
Seungmun Green Energy	Electricity sales		—	25,725	21,373
KW Nuclear Components Co., Ltd.	Service		14,114	6,880	22,817
Boim Combined Heat and Power Generation Co., Ltd.	Service		8,151	3,038	6,324
Taebaek Wind Power Co., Ltd. (*4)	Service		7,476	6,327	6,182
Pyeongchang Wind Power Co., Ltd.	Electricity sales		3,542	3,079	5,074
Busan Shinho Solar Power Co., Ltd.	Electricity sales		10,248	8,467	6,854
Global Trade Of Power System Co., Ltd.	Service		223	511	529

			Purchase and others
Company name	Transaction type		2023	2024	2025
			In millions of won
<Associates>
Expressway Solar-light Power Generation Co., Ltd.	Electricity sales	￦	3,362	3,165	1,500
Goheung New Energy Co., Ltd.	Electricity sales		5,264	10,133	12,547
Gunsan Land Solar Co., Ltd.	Electricity sales		486	2,752	4,655
Daesan Green Energy Co., Ltd.	Electricity sales		139,721	154,623	124,074
Cheong-Song Noraesan Wind Power Co., Ltd.	Electricity sales		882	2,048	2,959
Chungsongmeon BongSan wind power Co., Ltd.	Electricity sales		—	—	10
Saemangeum Solar Power Co., Ltd.	Electricity sales		—	—	218
Dangjin Eco Power Co., Ltd.	Electricity sales		5,583	3,645	3,443
Yangyang Wind Power Co., Ltd.	Service and Electricity sales		10	3,599	7,299
Energyco Co., Ltd.	Electricity sales		6,539	5,788	6,294
Hapcheon Floating Photovoltaic Power Plant Inc.	Service and REC		—	4,759	5,343
Busan Industrial Solar Power Co., Ltd.	Electricity sales		3,656	2,493	2,497
Bitsolar Energy Co., Ltd.	Electricity sales		12,946	9,072	12,940
Omisan Wind Power Co., Ltd.	Electricity sales		—	638	9,500
Haemodum Solar Co., Ltd.	Electricity sales		402	544	718
Yeongam Solar Power Co., Ltd.	Electricity sales		34,981	24,004	36,198
Samsu Wind Power Co., Ltd.	Electricity sales		8,269	6,864	9,268
Solaseado Solar Power Co., Ltd.	Electricity sales		18,259	24,899	33,059
Yeongwol Eco Wind Co., Ltd.	Electricity sales		—	2,496	3,974
Gurae Resident Power Co., Ltd.	Electricity sales		1	476	676
Cheongju Eco Park Co., Ltd.	Electricity sales		95,059	34,601	38,416
Enel X Midland Photovoltaic, LLC	Electricity sales		2,431	3,200	3,196
Geumsungsan Wind Power Co., Ltd	Electricity sales		—	—	6,055
Eumseong Eco Park Co., Ltd.	Electricity sales		27,765	26,372	23,194
Taean Haetdeulwon Solar Power Co., Ltd.	REC Purchase and others		—	—	1,948
41 Joint ventures (Overseas)	Electricity sales		17,222	14,796	22,436

<Others>
Korea Development Bank	Interest expense		5,559	7,839	50,658

(4)	Receivables and payables arising from related party transactions as of December 31, 2024 and 2025 are as follows:

			Receivables		Payables
Company name	Type		2024	2025	2024	2025
			In millions of won
<Associates>
Korea Gas Corporation	Trade receivables	￦	15,766	15,486	—	—
	Non-trade receivables and others		404	447	—	—
	Trade payables		—	—	482,008	381,353
	Non-trade payables and others		—	—	1,486	466
Goseong Green Power Co., Ltd.	Trade receivables		30,732	69,535	—	—
	Non-trade receivables and others		1,438	16	—	—
	Trade payables		—	—	162,719	112,314
	Non-trade payables and others		—	—	45,174	41,070
Dongducheon Dream Power Co., Ltd.	Trade receivables		6,350	1,254	—	—
	Non-trade receivables and others		637	637	—	—
	Trade payables		—	—	114,962	58,610
	Non-trade payables and others		—	—	29	—
Saemangeum Sebit Power Plant Co., Ltd.	Trade receivables		156	132	—	—
	Non-trade receivables and others		47	40	—	—
	Trade payables		—	—	1,499	1,736
	Non-trade payables and others		—	—	—	11
Green Radiation Co., Ltd.	Non-trade payables and others		—	—	30	—
Daejung Offshore Wind Power Co., Ltd.	Non-trade receivables and others		349	438	—	—
Daegu Photovoltaic Co., Ltd.	Trade payables		—	—	108	219
	Non-trade payables and others		—	—	—	1
Korea Electric Power Industrial	Trade receivables		123	57	—	—
Development Co., Ltd.	Trade payables		—	—	1,291	21
	Non-trade payables and others		—	—	8,832	4,563
Gangneung Eco Power Co., Ltd.	Trade receivables		8,142	29,354	—	—
	Non-trade payables and others		—	—	105	1,071
Shin Pyeongtaek Power Co., Ltd.	Trade receivables		1,720	2,634	—	—
	Non-trade receivables and others		5,812	1,514	—	—
	Trade payables		—	—	77,222	42,688
	Non-trade payables and others		—	—	2,450	85
Noeul Green Energy Co., Ltd.	Trade receivables		5	4	—	—
	Non-trade receivables and others		27,043	35,447	—	—
	Non-trade payables and others		—	—	3,699	3,428
Busan Green Energy Co., Ltd.	Trade receivables		1	2	—	—
	Non-trade receivables and others		43,790	50,846	—	—
	Non-trade payables and others		—	—	4,799	3,688
Energy Infra Asset Management Co., Ltd.	Non-trade payables and others		—	—	1	—
Yaksu ESS Co., Ltd.	Trade payables		—	—	923	496
Gangwon Wind Power Co., Ltd.	Trade receivables		10	8	—	—
	Trade payables		—	—	4,023	3,367
Gwangyang Green Energy Co., Ltd.	Trade receivables		1,040	990	—	—
	Non-trade receivables and others		1,016	252	—	—
Bigeum Resident Photovoltaic Power Co., Ltd.	Trade receivables		273	48	—	—
	Non-trade receivables and others		1,796	1,796	—	—
Hyundai Green Power Co., Ltd.	Trade receivables		893	1,057	—	—
Korea Power Exchange	Trade receivables		2,434	5,022	—	—
	Non-trade receivables and others		—	4	—	—
	Trade payables		—	—	2,688	—
	Non-trade payables and others		—	—	1,571	3,583
Taebaek Guinemi Wind Power Co., Ltd.	Non-trade receivables and others		—	3	—	—
	Trade payables		—	—	840	487
	Non-trade payables and others		—	—	167	373
Daeryun Power Co., Ltd.	Trade payables		—	—	35,392	28,426
GS Donghae Electric Power Co., Ltd.	Trade receivables		22	975	—	—
	Non-trade receivables and others		109	109	—	—

			Receivables		Payables
Company name	Type		2024	2025	2024	2025
			In millions of won
<Associates>
	Trade payables	￦	—	—	90,468	154,984
	Non-trade payables and others		—	—	—	17
KNH Solar Co., Ltd.	Trade receivables		—	1	—	—
S-Power Co., Ltd.	Trade receivables		264	360	—	—
	Non-trade receivables and others		54	60	—	—
	Trade payables		—	—	73,377	49,089
	Non-trade payables and others		—	—	19	—
Chuncheon Green Energy Co., Ltd.	Non-trade receivables and others		10,870	31,676	—	—
	Non-trade payables and others		—	—	8,881	14,305
Yeomsubong Wind Power Co., Ltd.	Trade receivables		—	1	—	—
Yeongyang Wind Power Corporation II	Trade payables		—	—	3,978	3,594
Haeparang Energy Co., Ltd.	Trade payables		—	—	—	1,429
PND solar Co., Ltd.	Trade payables		—	—	418	507
Hyundai Eco Energy Co., Ltd.	Trade receivables		25	26	—	—
	Trade payables		—	—	647	540
	Non-trade payables and others		—	—	—	—
YeongGwang Yaksu Wind Electric Co., Ltd.	Trade receivables		7	6	—	—
	Non-trade receivables and others		2,858	2,725	—	—
	Trade payables		—	—	1,034	1,195
	Non-trade payables and others		—	—	—	413
Taebaek Gadeoksan Wind Power Co., Ltd.	Non-trade receivables and others		62	54	—	—
	Trade payables		—	—	9,249	11,649
	Non-trade payables and others		—	—	1	1,919
Korea Energy Solutions Co., Ltd.	Trade receivables		—	—	—	—
Green Energy Electricity Generation Co., Ltd.	Trade payables		—	—	—	555
	Non-trade payables and others		—	—	—	—
Bitgoel Eco Energy Co., Ltd.	Trade payables		—	—	5,394	175
	Non-trade receivables and others		2	1,395	—	—
	Non-trade payables and others		—	—	1,458	—
Jeju Gimnyeong Wind Power Co., Ltd.	Non-trade receivables and others		143	118	—	—
	Trade payables		—	—	2,152	1,783
	Non-trade payables and others		—	—	5	7
Muan Solar Park Co., Ltd.	Trade receivables		—	28	—	—
	Non-trade receivables and others		4	3	—	—
Gunsan Green Energy Co., Ltd.	Non-trade payables and others		—	—	—	2,670
Songsan Green Energy Co., Ltd.	Trade receivables		—	1	—	—
	Non-trade payables and others		—	—	—	7,202
Anjwa Smart Farm & Solar City Co., Ltd.	Trade receivables		—	34	—	—
	Non-trade payables and others		—	—	1,797	2,297
KPE Green Energy Co., Ltd.	Trade receivables		1	3,514	—	—
	Non-trade receivables and others		130	—	—	—
	Trade payables		—	—	5,521	4,693
Saemangeum Heemang Photovoltaic Co., Ltd.	Non-trade receivables and others		1	—	—	—
	Non-trade payables and others		—	—	—	—
UD4M Co., Ltd.	Trade receivables		—	—	—	—
Dongbu Highway Solar Co., Ltd.	Trade receivables		1	1	—	—
	Trade payables		—	—	241	244
	Non-trade payables and others		—	—	1	—
Seobu Highway Solar Co., Ltd.	Trade receivables		1	1	—	—
	Trade payables		—	—	231	355
	Non-trade payables and others		—	—	2	—
Songsan Green Energy Co., Ltd.	Non-trade receivables and others		190	193	—	—
Dreams Co.,Ltd.	Non-trade receivables and others		1	1	—	—
	Non-trade payables and others		—	—	30	—
DEEPAI Co.,Ltd.	Non-trade receivables and others		1	1	—	—
	Non-trade payables and others		—	—	30	—
Jeju Bukchon BES Power Co., Ltd.	Non-trade receivables and others		—	177	—	—
Go deok Clean Energy Co., Ltd.	Non-trade receivables and others		10,118	12,818	—	—

			Receivables		Payables
Company name	Type		2024	2025	2024	2025
			In millions of won
<Associates>
	Non-trade payables and others	￦	—	—	3,022	5,187
Suwon New Power Co., Ltd.	Trade receivables		—	1	—	—
	Non-trade payables and others		—	—	1	—
Donpyung Technology. Co., Ltd.	Trade receivables		—	—	—	—
HORANG ENERGY Inc.	Trade receivables		—	6	—	—
Muan Sunshine Solar Power Plant Co., Ltd.	Trade payables		—	—	1,954	2,015
Gangneung Sacheon Fuel Cell Co., Ltd.	Trade receivables		8,343	—	—	—
	Non-trade receivables and others		—	20,731	—	—
	Non-trade payables and others		—	—	3,201	6,278
8 Associates (Overseas)	Non-trade receivables and others		59,651	19,061	—	—
	Trade payables		—	—	—	5,899

<Joint ventures>
Daegu Green Power Co., Ltd.	Trade receivables		182	223	—	—
	Non-trade receivables and others		503	456	—	—
	Trade payables		—	—	25,622	10,877
Seobusambo highway photovoltaics Co., Ltd.	Trade receivables		1	1	—	—
	Non-trade receivables and others		4	4	—	—
Yangyang Suri Wind Power Co., Ltd.	Non-trade receivables and others		55	56	—	—
	Non-trade payables and others		—	—	—	1
KAPES, Inc.	Trade receivables		4	4	—	—
	Non-trade receivables and others		90,088	161,784	—	—
	Non-trade payables and others		—	—	3,041	9,072
Honam Wind Power Co., Ltd.	Trade payables		—	—	515	437
Korea Power Engineering Service Co., Ltd.	Trade receivables		—	—	—	—
	Non-trade receivables and others		52	7	—	—
Seokmun Energy Co., Ltd.	Trade receivables		35	37	—	—
	Non-trade receivables and others		862	10,358	—	—
	Trade payables		—	—	7,156	6,027
Incheon New Power Co., Ltd.	Trade receivables		9	—	—	—
Naepo Green Energy Co., Ltd.	Trade receivables		325	199	—	—
	Non-trade receivables and others		458	308	—	—
Chun-cheon Energy Co., Ltd.	Trade receivables		—	307	—	—
	Non-trade receivables and others		—	222	—	—
	Trade payables		—	—	35,325	23,654
Yeonggwangbaeksu Wind Power Co., Ltd.	Trade receivables		9	184	—	—
	Non-trade receivables and others		178	—	—	—
	Trade payables		—	—	962	687
Seokmun Energy Co., Ltd.	Trade receivables		35	37	—	—
	Non-trade receivables and others		862	10,358	—	—
	Trade payables		—	—	7,156	6,027
Incheon New Power Co., Ltd.	Trade receivables		9	—	—	—
Naepo Green Energy Co., Ltd.	Trade receivables		325	199	—	—
	Non-trade receivables and others		458	308	—	—
Chun-cheon Energy Co., Ltd.	Trade receivables		—	307	—	—
	Non-trade receivables and others		—	222	—	—
	Trade payables		—	—	35,325	23,654
Yeonggwangbaeksu Wind Power Co., Ltd.	Trade receivables		9	184	—	—
	Non-trade receivables and others		178	—	—	—
	Trade payables		—	—	962	687
Samcheok Eco Materials Co., Ltd.	Trade receivables		—	26	—	—
Cheongna Energy Co., Ltd.	Trade receivables		7,033	4,479	—	—
	Non-trade receivables and others		3,229	2,228	—	—
	Non-trade payables and others		—	—	8	—
Yeonggwang Wind Power Co., Ltd.	Trade receivables		12	12	—	—
	Non-trade receivables and others		58	60	—	—
	Trade payables		—	—	4,591	4,660
Seungmun Green Energy	Non-trade receivables and others		34	35	—	—
	Non-trade payables and others		—	—	—	2,566

			Receivables		Payables
Company name	Type		2024	2025	2024	2025
			In millions of won
<Joint ventures>
KW Nuclear Components Co., Ltd.	Trade receivables	￦	—	5	—	—
	Non-trade receivables and others		—	16	—	—
Boim Combined Heat and Power Generation Co., Ltd.	Trade receivables		47	46	—	—
	Non-trade receivables and others		3,208	5,045	—	—
	Trade payables		—	—	445	861
	Non-trade payables and others		—	—	13,824	27,834
Taebaek Wind Power Co., Ltd.	Trade payables		—	—	691	387
	Non-trade payables and others		—	—	184	275
	Trade receivables		—	3	—	—
Busan Shinho Solar Power Co., Ltd.	Trade receivables		3	4	—	—
	Trade payables		—	—	915	451
Global Trade Of Power System Co., Ltd.	Non-trade payables and others		—	—	7	—
Expressway Solar-light Power Generation Co., Ltd.	Trade payables		—	—	432	—
Goheung New Energy Co., Ltd.	Trade receivables		21	25	—	—
	Non-trade receivables and others		8	—	—	—
	Non-trade payables and others		—	—	—	411
Gunsan Land Solar Co., Ltd.	Non-trade receivables and others		217	268	—	—
	Non-trade payables and others		—	—	—	—
Daesan Green Energy Co., Ltd.	Trade receivables		4	12	—	—
	Non-trade receivables and others		211	220	—	—
	Trade payables		—	—	3,819	2,804
Cheong-Song Noraesan Wind Power Co., Ltd.	Trade receivables		—	2	—	—
Chungsongmeon BongSan wind power Co., Ltd.	Trade receivables		—	6	—	—
	Non-trade receivables and others		—	87	—	—
Saemangeum Solar Power Co., Ltd.	Non-trade receivables and others		4,368	4,437	—	—
Dangjin Eco Power Co., Ltd.	Trade receivables		4	4	—	—
	Trade payables		—	—	282	273
	Non-trade payables and others		—	—	181	—
Yangyang Wind Power Co., Ltd.	Non-trade receivables and others		163	273	—	—
Energyco Co., Ltd.	Trade receivables		—	—	—	—
	Non-trade receivables and others		124	1	—	—
	Trade payables		—	—	432	524
Hapcheon Floating Photovoltaic Power Plant Inc.	Trade receivables		12	11	—	—
	Non-trade receivables and others		59	—	—	—
Busan Industrial Solar Power Co., Ltd.	Trade receivables		2	2	—	—
	Trade payables		—	—	240	82
	Non-trade payables and others		—	—	—	6
Bitsolar Energy Co., Ltd.	Trade receivables		12	11	—	—
	Non-trade receivables and others		444	767	—	—
	Trade payables		—	—	207	426
	Non-trade payables and others		—	—	—	361
Omisan Wind Power Co., Ltd.	Trade receivables		—	6	—	—
	Non-trade receivables and others		146	563	—	—
Changwon Nu-ri Energy Co., Ltd.	Non-trade receivables and others		188	197	—	—
	Non-trade payables and others		—	—	—	4,405
Jeonju Bio Green Energy Co., Ltd.	Non-trade receivables and others		187	—	—	—
Haemodum Solar Co., Ltd.	Trade receivables		1	1	—	—
	Non-trade payables and others		—	—	—	1
Yeongam Solar Power Co., Ltd.	Trade receivables		48	48	—	—
	Trade payables		—	—	5,723	4,764
	Non-trade payables and others		—	—	—	2,246
Samsu Wind Power Co., Ltd.	Trade payables		—	—	1,834	1,963
	Non-trade payables and others		—	—	—	—
Solaseado Solar Power Co., Ltd.	Non-trade receivables and others		15	18	—	—
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream	Non-trade receivables and others		—	381	—	—

			Receivables		Payables
Company name	Type		2024	2025	2024	2025
			In millions of won
<Joint ventures>
Yeongwol Eco Wind Co., Ltd.	Trade receivables	￦	—	5	—	—
	Non-trade receivables and others		—	82	—	—
Gurae Resident Power Co., Ltd.	Non-trade receivables and others		—	4	—	—
Cheongju Eco Park Co., Ltd.	Non-trade receivables and others		13,461	16,117	—	—
	Trade payables		—	—	9,105	6,906
	Non-trade payables and others		—	—	2,853	—
Enel X Midland Photovoltaic, LLC	Trade receivables		1	1	—	—
	Trade payables		—	—	204	124
	Non-trade payables and others		—	—	59	—
Geumsungsan Wind Power Co., Ltd.	Trade receivables		3	3	—	—
Taean Haetdeulwon Solar Power Co., Ltd.	Non-trade payables and others		—	—	—	399
27 Joint ventures (Overseas)	Trade receivables		271,219	361,770	—	—
	Non-trade receivables and others		59,839	62,446	—	—
	Non-trade payables and others		—	—	34,932	43,464

<Others>
Korea Development Bank	Interest receivables		—	1,642	—	—
	Non-trade receivables and others		34,138	32,354	—	—
	Non-trade payables and others		—	—	231	44
	Derivatives and others		273,627	183,662	2,421	1,085

(5)	Loans arising from related party transactions as of December 31, 2024 and 2025 are as follows:

Type	Company name		Beginning balance	Loans	Collection	Others	Ending balance

			In millions of won
Associates	KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd.	￦	33,066	710	—	—	33,776
	(Allowance for doubtful accounts)		(33,066)	(710)	—	—	(33,776)
Associates	Xe-Pian Xe-Namnoy Power Co., Ltd.		26,606	—	—	(635)	25,971
Associates	PT. Cirebon Energi Prasarana		38,865	10,412	(1,642)	3,039	50,674
Associates	Daejung Offshore Wind Power Co., Ltd.		1,000	—	—	—	1,000
Associates	Bitgoel Eco Energy Co., Ltd.		26,625	—	(4,118)	—	22,507

Associates	Saemangeum Sebit Power Plant Co., Ltd.		27,550	—	(5,748)	—	21,802
Associates	Remal First Holding Company		—	1	—	—	1
Associates	Naseem First Holding Company		—	1	—	—	1
Associates	Jeju Bukchon BES Power Co., Ltd.		—	7,380	—	—	7,380
Associates	Gunsan Green Energy Co., Ltd.		—	627	—	—	627
Joint ventures	Solaseado Solar Power Co., Ltd.		34,929	—	(999)	—	33,930
Joint ventures	Recursos Solares PV de Mexico II, S.A. de C.V.		14,313	1,512	—	(275)	15,550
Joint ventures	Horus Solar, S.A. de C.V.		13,677	3,413	—	(296)	16,794
Joint ventures	Sunmex Renovables, S.A. de C.V.		21,793	2,529	—	(463)	23,859
Joint ventures	Kelar S.A		19,291	11,397	(10)	(12,358)	18,320
Joint ventures	DE energia SpA		8,420	—	(8,420)	—	—
Joint ventures	Daehan Wind Power PSC		16,956	—	(1,767)	(411)	14,778
Joint ventures	Bitsolar Energy Co., Ltd.		3,165	—	—	—	3,165
Joint ventures	Daesan Green Energy Co., Ltd.		2,491	811	—	—	3,302
Joint ventures	Yangyang Wind Power Co., Ltd.		3,257	—	—	—	3,257
Joint ventures	Nghi Son 2 Power LLC		168,601	—	(19,429)	(4,245)	144,927
Joint ventures	Guadalupe Solar SpA		3,352	—	(198)	(81)	3,073
Joint ventures	For e sight Iberian Solar Group Holding Spain S.L.		71,137	3,018	—	(1,944)	72,211
Joint ventures	Capman Lynx SCA, SICAR		35,210	—	—	(35,210)	—
	(Allowance for doubtful accounts)		(35,210)	—	—	35,210	—
Joint ventures	S-Power Chile SpA		294	—	—	(7)	287
Joint ventures	Omisan Wind Power Co., Ltd.		8,894	—	—	—	8,894
Joint ventures	Gurae Resident Power Co., Ltd.		—	106	—	—	106
Joint ventures	Yeongwol Eco Wind Co., Ltd.		—	2,178	—	—	2,178
Joint ventures	KAS Investment I LLC		7,517	—	—	(184)	7,333
Joint ventures	KAS Investment II LLC		7,567	—	—	(176)	7,391
Joint ventures	Chungsongmeon BongSan Wind Power Co., Ltd.		—	5,563	—	—	5,563

		￦	526,300	48,948	(42,331)	(18,036)	514,881

(6)	Borrowings arising from related party transactions as of December 31, 2024 and 2025 are as follows:

Related parties	Type		Beginning balance	Borrowings	Repayment	Others	Ending balance

			In millions of won
Korea Development Bank	Facility	￦	84,653	—	(9,416)	(295)	74,942
	Others		1,424	—	(327)	—	1,097
	Operating funds		100,000	637,711	(607,711)	—	130,000
	EBL and others		149,862	2,521	(52,012)	(681)	99,690

		￦	335,939	640,232	(669,466)	(976)	305,729

(7)	Guarantees provided to related parties as of December 31, 2025 are as follows:

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea Electric Power Corporation	Shuweihat Asia Operation & Maintenance Company	Performance guarantees	USD 11,000	Shuweihat Asia Power Investment B.V.
Korea Electric Power Corporation	Rabigh Operation & Maintenance Company Limited	Performance guarantees	USD 1,387	Rabigh Electricity Company
Korea Electric Power Corporation	Rabigh Electricity Company	Performance guarantees	SAR 4,151	Hana Bank
Korea Electric Power Corporation	Nghi Son 2 Power LLC	Certification of payment on L/C	USD 44,350	SMBC Singapore and others
Korea Electric Power Corporation	Barakah One Company	Performance guarantees and others	USD 3,876,233	FAB and others
Korea Electric Power Corporation	RE Holiday Holdings LLC	Performance guarantees (*9)	USD 203,981	EFS Renewables Holdings, LLC, CA-CIB and others
Korea Electric Power Corporation	RE Pioneer Holdings LLC	Performance guarantees	USD 106,873	EFS Renewables Holdings, LLC
Korea Electric Power Corporation	Shuweihat Asia Power Investment B.V.	Certification of payment on L/C	USD 9,800	Hana Bank
Korea Electric Power Corporation	Amman Asia Electric Power Company	Certification of payment on L/C	USD 13,200	Hana Bank
Korea Electric Power Corporation	Horus Solar, S.A. de C.V.	Other performance guarantees	USD 1,165	CENACE
		Other performance guarantees	MXN 14,843	CENACE and others
Korea Electric Power Corporation	Recursos Solares PV de Mexico II, S.A. de C.V.	Other performance guarantees	MXN 1,518	SEMARNAT
Korea Electric Power Corporation	Sunmex Renovables, S.A. de C.V.	Other performance guarantees	USD 9,078	CFE Transmission
		Other performance guarantees	MXN 4,929	CFE Transmission and others
Korea Electric Power Corporation	International Offshore Power Transmission Holding Company Limited	Performance guarantees	USD 52,500	Mizuho Bank
		Other performance guarantees	USD 7,000	Credit Agricole
Korea Electric Power Corporation	KEPCO for Power Company	Other performance guarantees	USD 70,000	SMBC Seoul
Korea Electric Power Corporation	Remal Energy Company	Debt Guarantee	USD 146,400	DBS BANK Ltd. (Hong Kong)
Korea Electric Power Corporation	Naseem Energy Company	Debt Guarantee	USD 146,400	DBS BANK Ltd. (Hong Kong)
Korea Western Power Co., Ltd.	Cheongna Energy Co., Ltd.	Collateralized money invested	KRW 28,202	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Collateralized money invested (*5)	KRW 53,233	Kookmin Bank and others
		Debt Guarantee	KRW 18,200	HY western 1st co., Ltd
Korea Western Power Co., Ltd.	PT.Mutiara Jawa	Collateralized money invested	—	Woori Bank
Korea Western Power Co., Ltd.	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	SAR 11,200	National Bank of Kuwait
Korea Western Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Collateralized money invested	KRW 72,509	Krung Thai Bank
		Impounding bonus guarantees (*10)	USD 5,000	SK Eco Plant Co., Ltd.
Korea Western Power Co., Ltd.	Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 194	Nonghyup Bank
Korea Western Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.	Collateralized money invested	KRW 72,000	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd.	Haemodum Solar Co., Ltd.	Collateralized money invested	KRW 2,940	Nonghyup Bank
Korea Western Power Co., Ltd.	Seoroseoro Sunny Power Plant Co., Ltd.	Collateralized money invested	KRW 706	Hana Bank and others
Korea Western Power Co., Ltd.	Muan Solar Park Co., Ltd.	Collateralized money invested	KRW 4,400	IBK and others
Korea Western Power Co., Ltd.	YuDang Solar Co., Ltd.	Collateralized money invested	KRW 360	Hana Bank and others
Korea Western Power Co., Ltd.	Anjwa Smart Farm & Solar City Co., Ltd.	Collateralized money invested	KRW 5,651	Hana Bank and others
Korea Western Power Co., Ltd.	Hapcheon Floating Photovoltaic Power Plant Inc.	Collateralized money invested	KRW 7,512	Nonghyup Bank
Korea Western Power Co., Ltd.	Yeongwol Eco Wind Co., Ltd.	Collateralized money invested	KRW 3,089	Hana Bank and others
Korea Western Power Co., Ltd.	Gurae Resident Power Co., Ltd.	Collateralized money invested	KRW 386	Hana Bank and others
Korea Western Power Co., Ltd.	Gunsan Land Solar Co., Ltd.	Collateralized money invested	KRW 19,091	Hana Bank and others
Korea Western Power Co., Ltd.	Seobusambo highway photovoltaics Co., Ltd.	Collateralized money invested	KRW 3,020	Hana Bank and others
Korea Western Power Co., Ltd.	Eumseong Eco Park Co., Ltd.	Collateralized money invested	KRW 5,741	Kyobo Life Insurance Co., Ltd. and others
Korea Western Power Co., Ltd.	PungBack Wind Farm Corporation	Collateralized money invested	KRW 7,885	Hanwha Life Insurance Co., Ltd. and others
Korea Western Power Co., Ltd.	Wadi Noor Solar Power Company	Loan payment guarantee	USD 54,855	DBS Bank
Korea Western Power Co., Ltd.	EDFR KOWEPO AJBAN HOLDING LIMITED	Loan payment guarantee	USD 57,090	First Abu Dhabi Bank
Korea Western Power Co., Ltd.	Taean Haetdeulwon Solar Co., Ltd.	Collateralized money invested	KRW 7,992	Kookmin Bank and others
Korea East-West Power Co., Ltd.	Seokmun Energy Co., Ltd.	Collateralized money invested	KRW 14,565	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea East-West Power Co., Ltd.	Chun-cheon Energy Co., Ltd.	Collateralized money invested	KRW 36,703	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—
Korea East-West Power Co., Ltd.	Honam Wind Power Co., Ltd.	Collateralized money invested	KRW 4,898	Shinhan Bank and others
Korea East-West Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.	Collateralized money invested	KRW 286,796	Korea Development Bank and others
Korea East-West Power Co., Ltd.	Yeonggwangbaeksu Wind Power Co., Ltd.	Collateralized money invested	KRW 3,835	Kookmin Bank and others
		Collateralized money invested	—
Korea East-West Power Co., Ltd.	Daesan Green Energy Co., Ltd.	Collateralized money invested	KRW 21,755	IBK
		Guarantees for supplemental funding (*1)	—
Korea East-West Power Co., Ltd.	Taebaek Gadeoksan Wind Power Co., Ltd.	Collateralized money invested	KRW 26,456	Hana Bank and others
Korea East-West Power Co., Ltd.	PT. Tanjung Power Indonesia	Other guarantees(*14)	USD 3,150	PT. Adaro Indonesia
		Guarantees for supplemental funding (*1)	—	Sumitomo mitsui banking and others
		Collateralized money invested	KRW 98,221	MUFG and others
Korea East-West Power Co., Ltd.	South Jamaica Power Company Limited	Performance guarantees (*13)	USD 14,400	Hana Bank
		Collateralized money invested	KRW 48,675	JCSD Trustee Services Limited and others
Korea East-West Power Co., Ltd.	Cheongju Eco Park Co., Ltd.	Collateralized money invested	KRW 11,017	Kyobo Life Insurance Co., Ltd. and others
Korea East-West Power Co., Ltd.	Busan Industrial Solar Power Co., Ltd.	Collateralized money invested	KRW 1,351	Shinhan Bank and others
Korea East-West Power Co., Ltd.	Yangyang Wind Power Co., Ltd.	Collateralized money invested	KRW 15,131	Hana Bank and others
		Collateralized money invested(*1)	—
Korea East-West Power Co., Ltd.	Goheung New Energy Co., Ltd.	Collateralized money invested	KRW 5,572	Woori Bank and others
Korea East-West Power Co., Ltd.	Yanggu Floating Photovoltaic Power Plant Inc.	Collateralized money invested	KRW 851	Korea Development Bank
Korea East-West Power Co., Ltd.	Hoenggye Renewable Energy Co., Ltd.	Collateralized money invested	KRW 2,375	IBK
		Collateralized money invested(*1)	—
Korea East-West Power Co., Ltd.	Kumyang Eco Park Co., Ltd.	Collateralized money invested	KRW 6,874	Woori Bank and others
Korea East-West Power Co., Ltd.	Amaala Sustaninable Company for Energy LLC	Loan payment guarantee (*7)	USD 38,054	FAB
		Collateralized money invested	KRW 18	First Abu Dhabi Bank PJSC
		Guarantees for supplemental funding (*1)	—
Korea East-West Power Co., Ltd.	KPE Green Energy Co., Ltd.	Collateralized money invested	KRW 9,096	Hana Bank and others
Korea East-West Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.	Collateralized money invested	KRW 29,258	KDB Capital Corp. and others
Korea East-West Power Co., Ltd.	Bitsolar Energy Co., Ltd.	Collateralized money invested	—	Mirae Asset Life Insurance Co., Ltd. and others
Korea East-West Power Co., Ltd.	Jeju Bukchon BES Power Co., Ltd.	Collateralized money invested	KRW 2,480	Woori Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Daeryun Power Co., Ltd.	Collateralized money invested	KRW 34,475	Korea Development Bank and others
Korea Southern Power Co., Ltd.	Daegu Green Power Co., Ltd.	Collateralized money invested	KRW 31,119	Shinhan Bank and others
		Performance guarantees	—
Korea Southern Power Co., Ltd.	Kelar S.A.	Performance guarantees	USD 26,520	Hana Bank, MUFG
		Payment guarantees (*11)	USD 11,707	Hana Bank
Korea Southern Power Co., Ltd.	Daehan Wind Power PSC	Payment guarantees (*6)	USD 2,000	Hana Bank
		Performance guarantees (*15)	USD 1,800	Shinhan Bank
		Collateralized money invested	KRW 25,095	Standard Chartered
Korea Southern Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.	Collateralized money invested	KRW 12,851	Woori Bank, Shinhan Bank and others
		Performance guarantees	—
Korea Southern Power Co., Ltd.	Taebaek Guinemi Wind Power Co., Ltd.	Collateralized money invested	KRW 14,878	IBK
Korea Southern Power Co., Ltd.	Samcheok Eco Materials Co., Ltd.	Payment guarantees (*2)	—	KIS SF the 22nd Co., Ltd.
		Performance guarantees	—	HC elementary materials
Korea Southern Power Co., Ltd.	Solaseado Solar Power Co., Ltd.	Collateralized money invested	KRW 19,781	Kookmin Bank and others
Korea Southern Power Co., Ltd.	Naepo Green Energy Co., Ltd.	Collateralized money invested	KRW 59,242	IBK and others
		Performance guarantees	—

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea Southern Power Co., Ltd.	Omisan Wind Power Co., Ltd.	Collateralized money invested	KRW 12,204	Shinhan Bank and others
		Performance guarantees and guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Geumsungsan Wind Power Co., Ltd.	Collateralized money invested	KRW 7,538	Kookmin Bank and others
Korea Southern Power Co., Ltd.	HORANG ENERGY Inc.	Collateralized money invested	KRW 4,209	Woori Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Haman Green Energy Co., Ltd.	Collateralized money invested	KRW 5,776	Hana Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Jeongeup Green Power Co., Ltd.	Collateralized money invested	KRW 6,724	Mirae Asset Securities Co., Ltd.
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	HyChangwon Fuel Cell. Co., Ltd.	Collateralized money invested	KRW 8,643	Woori Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Roof One Energy Co., Ltd.	Collateralized money invested	KRW 1,933	Woori Bank
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Namjeju Bitdream Energy Co., Ltd.	Collateralized money invested	KRW 5,260	Woori Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Cheonwang Green Energy Co., Ltd.	Collateralized money invested	KRW 494	Samsung Fire & Marine Insurance Co., Ltd. and others
		Guarantees for supplemental funding (*1)	—
Korea Southern Power Co., Ltd.	Haetbyeotgil Sunlight Co., Ltd.	Collateralized money invested	KRW 732	Kyobo Life Insurance Co., Ltd.
		Guarantees for supplemental funding (*1)	—	Heungkuk Asset Management
Korea Southern Power Co., Ltd.	Rutile BESS. LLC	Payment guarantees	USD 13,000	Nonghyup Bank, JP Morgan Chase Bank
KOSPO Power Services Ltda.	Kelar S.A.	Performance guarantees	USD 1,348	Scotia bank
KOSPO Chile SpA	Kelar S.A.	Collateralized money invested	KRW 153,294	Export-Import Bank of Korea and others
KOSPO Chile SpA	Chester Solar I SpA	Collateralized money invested	KRW 3,417	IBK
KOSPO Chile SpA	Chester Solar IV SpA	Collateralized money invested	KRW 5,349	IBK
KOSPO Chile SpA	Chester Solar V SpA	Collateralized money invested	KRW 756	IBK
KOSPO Chile SpA	Diego de Almagro Solar SpA	Collateralized money invested	KRW 4,920	IBK
KOSPO Chile SpA	Laurel SpA	Collateralized money invested	KRW 3,092	IBK
Korea Midland Power Co., Ltd.	YeongGwang Yaksu Wind Electric Co., Ltd.	Collateralized money invested	KRW 61	IBK and others
Korea Midland Power Co., Ltd.	Hyundai Green Power Co., Ltd.	Collateralized money invested	KRW 86,549	Korea Development Bank and others
Korea Midland Power Co., Ltd.	PT. Cirebon Electric Power	Debt guarantees	USD 3,795	Mizuho Bank
Korea Midland Power Co., Ltd.	PT Wampu Electric Power	Debt guarantees	USD 4,253	PT. Bank KB Bukopin
Korea Midland Power Co., Ltd.	Green Energy Electricity Generation Co., Ltd.	Collateralized money invested	KRW 230	IBK
Korea Midland Power Co., Ltd.	Gwangbaek Solar Power Investment Co., Ltd.	Collateralized money invested	KRW 5,236	Kyobo Life Insurance Co., Ltd. and others
		Guarantees for supplemental funding (*1)	—
Korea Midland Power Co., Ltd.	Yaksu ESS Co., Ltd.	Collateralized money invested	KRW 31	IBK
Korea Midland Power Co., Ltd.	Muan Sunshine Solar Power Plant Co., Ltd.	Collateralized money invested	KRW 2,778	IBK
Korea Midland Power Co., Ltd.	Goesan Solar park Co., Ltd.	Collateralized money invested	KRW 2,926	IBK
		Guarantees for supplemental funding (*1)	—
Korea Midland Power Co., Ltd.	Bitgoel Eco Energy Co., Ltd.	Collateralized money invested	KRW 7,672	IBK and others
		Guarantees for supplemental funding (*1)	—
Korea Midland Power Co., Ltd.	Energyco Co., Ltd.	Collateralized money invested	KRW 2,629	Nonghyup Bank
Korea Midland Power Co., Ltd.	Dongbu Highway Solar Co., Ltd.	Collateralized money invested	KRW 523	Shinhan Bank
Korea Midland Power Co., Ltd.	Seobu Highway Solar Co., Ltd.	Collateralized money invested	KRW 683	Shinhan Bank
Korea Midland Power Co., Ltd.	Yeongyang Wind Power Corporation II	Collateralized money invested	KRW 13,406	Korea Development Bank and others
Korea Midland Power Co., Ltd.	Haeparang Energy Co., Ltd.	Collateralized money invested	KRW 2,714	Templeton Hana Asset
Korea Midland Power Co., Ltd.	Saemangeum Sebit Power Plant Co., Ltd.	Collateralized money invested	KRW 28,114	IBK and others
Korea Midland Power Co., Ltd.	Yeomsubong Wind Power Co., Ltd.	Collateralized money invested	KRW 325	Korea Development Bank
		Guarantees for supplemental funding (*1)	—
Korea Midland Power Co., Ltd.	Commerce and Industry Energy Co., Ltd.	Collateralized money invested	KRW 498	IBK and others

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies
Korea Midland Power Co., Ltd.	Ibri III Solar IPP	Performance Guarantee	OMR 2,750	Oman Power and Water Procurement Company SAOC
		Performance Guarantee	USD 17,300	Shinhan Bank
		Performance Guarantee	USD 600	Shinhan Bank
Korea South-East Power Co., Ltd.	Boim Combined Heat and Power Generation Co., Ltd.	Collateralized money invested (*3,4)	—	IBK
		Guarantees for supplemental funding and others (*1,16)	KRW 76,800	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	RES Technology AD	Collateralized money invested (*4)	EUR 7,210	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	ASM-BG Investicii AD	Collateralized money invested (*4)	EUR 5,735	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	Goseong Green Power Co., Ltd.	Collateralized money invested (*4)	KRW 276,085	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	Gangneung Eco Power Co., Ltd.	Collateralized money invested (*4)	KRW 227,683	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	PND Solar Co., Ltd.	Collateralized money invested (*4)	KRW 1,938	Korea Investment & Securities Co., Ltd.
Korea South-East Power Co., Ltd.	Hyundai Eco Energy Co., Ltd.	Collateralized money invested (*4)	KRW 9,159	Samsung Life Insurance and others
Korea South-East Power Co., Ltd.	Jaeun Resident Wind Power Plant Co., Ltd.	Collateralized money invested (*4)	—	IBK
Korea South-East Power Co., Ltd.	Chungsongmeon BongSan wind power Co., Ltd.	Collateralized money invested (*4)	KRW 2,304	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	Yeongam Solar Power Co., Ltd.	Collateralized money invested (*4)	KRW 12,215	Kookmin Bank and others
Korea South-East Power Co., Ltd.	Samsu Wind Power Co., Ltd.	Collateralized money invested (*4)	KRW 3,310	Shinhan Bank and others
Korea South-East Power Co., Ltd.	Saemangeum Heemang Photovoltaic Co., Ltd.	Collateralized money invested (*4)	KRW 16,913	Woori Bank and others
Korea South-East Power Co., Ltd.	Nepal Water & Energy Development Company Private Limited	Collateralized money invested (*4)	USD 95,960	International Finance
		Business reserve payment guarantee	USD 33,333	Corporation and others
Korea South-East Power Co., Ltd.	Santiago Solar Power SpA	Debt guarantees (*8)	USD 8,000	Nonghyup Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Noeul Green Energy Co., Ltd.	Collateralized money invested	—	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Busan Green Energy Co., Ltd.	Collateralized money invested	KRW 1,711	Shinhan Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Godeok Clean Energy Co., Ltd.	Collateralized money invested	KRW 5,479	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Hydro & Nuclear Power Co., Ltd.	Cheong-Song Noraesan Wind Power Co., Ltd.	Collateralized money invested	KRW 4,119	Woori Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Gwangyang Green Energy Co., Ltd.	Collateralized money invested	KRW 23,781	Shinhan Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Gangneung Sacheon Fuel Cell Co., Ltd.	Collateralized money invested	KRW 9,205	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Chuncheon Green Energy Co., Ltd.	Collateralized money invested	KRW 15,830	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Yangyang Suri Wind Power Co., Ltd.	Collateralized money invested	KRW 9,569	Kookmin Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Bigeum Resident Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 7,569	Kookmin Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Songsan Green Energy Co., Ltd.	Collateralized money invested	KRW 11,450	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Changwon Nu-ri Energy Co., Ltd.	Collateralized money invested	KRW 9,485	Hana Bank and others
		Guarantees for supplemental funding (*1)	—	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Imha Floating Photovoltaic Power Plant Inc.	Collateralized money invested	KRW 5,627	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	KAS INVESTMENT I LLC	Payment guarantees (*12)	USD 9,770	WOORI AMERICA BANK
Korea Hydro & Nuclear Power Co., Ltd.	KAS INVESTMENT II LLC	Payment guarantees (*12)	USD 9,730	WOORI AMERICA BANK

(*1)	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.

(*2)
Samcheok Eco Materials Co., Ltd., a joint venture of the Company has issued the hybrid bonds. If the bonds are not repaid by December 8, 2026, the parent company and shareholders must purchase the bonds from the acquirer. As of December 31, 2025, derivative liabilities of ￦23,494 million were recognized in relation to this obligation. Meanwhile, the Company has entered into an agreement to compensate for potential losses in connection with the fulfillment of the obligated supply volume under the coal ash supply obligation agreement.

(*3)
The Company recognized an impairment loss on all of the equity securities of Boim Combined Heat and Power Generation Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is ￦47,067 million.

(*4)
The agreement includes an obligation to contribute, in proportion to the equity interest, any excess amount over the threshold in the event that the non-recognized portion of the guaranteed company’s capital expenditure exceeds the prescribed limit.

(*5)	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.

(*6)	The Company provided a payment guarantee to Jordan Tafila wind power project for opening L/C for Debt Service Reserve Account (DSRA).

(*7)	The Company provided EBL payment and EBL hedging guarantee to Amaala Sustainable Company for Energy LLC, an associate of the Company.

(*8)	The Company has issued a guaranteed letter of credit in the amount of USD 8,000 thousand under the interlender loan agreement with Santiago Solar Power SpA.

(*9)	The credit limits of guarantees to RE Holiday Holdings LLC include the credit limits of guarantees to their subsidiaries.

(*10)
Xe-Pian Xe-Namnoy Power Co., Ltd., an associate of the Company, has entered a contract to pay an incentive type of impounding bonus to SK Eco Plant Co., Ltd. when the Xe-Pian Xe-Namnoy Dam is completed. If Xe-Pian Xe-Namnoy Power Co., Ltd. fails to pay SK Eco Plant Co., Ltd., the Company guarantees the payment, and the amount is USD 5,000 thousand.

(*11)	The Company provided a payment guarantee to Chile Kelar project for opening L/C for Debt Service Reserve Account (DSRA), and others.

(*12)	The credit limits of guarantees to KAS INVESTMENT I LLC, KAS INVESTMENT II LLC include the credit limits of guarantees to their subsidiaries.

(*13)	The payment guarantee is related to the gas combined cycle power project of South Jamaica Power Company Limited, a joint venture of the Company.

(*14)	The payment guarantees for the water source modification cost of PT. Tanjung Power Indonesia, a joint venture of the Company, have not yet been executed.

(*15)	The Company has provided a performance guarantee in connection with the Tafila Wind Power Project in Jordan.

(*16)	In accordance with the agreement, the Company has recognized the estimated amount required for the fulfillment of the obligation as other provisions, amounting to ￦13,498 million.

(8)	Guarantees received from related parties as of December 31, 2025 are as follows:

Primary Guarantor	Type of guarantees		Credit limit
			In millions of won
KAPES, Inc.	Defect guarantees	￦	16,081
	Performance guarantees		35,926
	Advance payment guarantee		248,042

(9)	Derivatives transactions with related parties as of December 31, 2025 are as follows:

Counterparty	Contract year		Contract amounts		Contract interest rate per annum			Contract exchange rate (in won)
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Korea Development Bank	2021~2026	￦	118,170	USD 100,000	1.11%	1.13%	￦	1,181.70
	2022~2026		283,820	USD 200,000	4.67%	5.38%		1,419.10
	2022~2028		283,820	USD 200,000	5.12%	5.50%		1,419.10
	2023~2026		256,000	USD 200,000	4.04%	5.38%		1,280.00
	2024~2027		864,890	USD 650,000	3.53%	4.88%		1,330.60
	2025~2028		73,160	USD 50,000	3.02%	SOFR + 0.62%		1,463.20
	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
	2021~2026		111,399	USD 100,000	0.93%	1.25%		1,114.00
	2022~2027		262,000	USD 200,000	3.63%	4.25%		1,310.00
	2024~2028		257,880	USD 200,000	3.80%	5.00%		1,289.40
	2024~2028		128,940	USD 100,000	3.69%	5.00%		1,289.40
	2024~2029		138,540	USD 100,000	3.19%	4.63%		1,385.40
	2025~2030		556,560	USD 400,000	2.75%	SOFR + 0.79%		1,391.40
	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
	2022~2027		123,710	USD 100,000	3.41%	3.63%		1,237.10
	2023~2028		129,500	USD 100,000	3.85%	4.88%		1,295.00

(10)
During the year ended December 31, 2025, the Company acquired financial instruments amounting to
￦
120,000 million from Korea Development Bank, an other related party, and disposed of financial instruments amounting to
￦
80,000 million
.

(11)
The Company considers all standing directors of the Board who serve as executive officers responsible for planning, operations and/or control of business activities, as key management personnel. The Company recorded salaries and other compensations related to the key management personnel as follows:

Type		2023	2024	2025
		In millions of won
Salaries	￦	866	1,064	1,407
Retirement benefits		33	36	62

	￦	899	1,100	1,469